RELATED-PARTY TRANSACTIONS DISCLOSURE: Disclosure of transactions between related parties (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Disclosure of transactions between related parties

	Years ended January 31,
	2025	2024	2023
Consulting fees to a company owned by an officer and a former director	$60,000	$60,000	$60,000
Consulting fees to a company controlled by officers and directors	10,000	45,000	60,000
Mineral exploration fees to a company controlled by officers and directors	25,000	-	-
Mineral exploration and general administrative expenses to a company controlled by officers and directors	-	5,400	99,984
Consulting fees paid or accrued to a company controlled by a former VP of Finance	-	-	7,120
Legal fees paid to a company controlled by a director	24,076	28,372	22,316
Consulting fees to a company controlled by a director	1,000	-	-
Consulting fees to an officer and director	20,000	-	-
Consulting fees to a former director	10,000	-	-
Stock-based compensation	38,645	-	-
Total transactions with related parties	$188,721	$138,772	$249,420